UNAUDITED INTERIM CONDENSED COMBINED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Class A exchangeable and Class B shareholders	Equity attributable to owners of parent Brookfield Asset Management Inc.	Equity attributable to owners of parent Class A exchangeable and Class B shareholders	Equity attributable to owners of parent Class C shareholders	Share Capital Brookfield Asset Management Inc.	Share Capital Class A exchangeable and Class B shareholders	Share Capital Class C shareholders	Accumulated Surplus (Deficit) Brookfield Asset Management Inc.	Accumulated Surplus (Deficit) Class A exchangeable and Class B shareholders	Accumulated Surplus (Deficit) Class C shareholders	Accumulated Other Comprehensive Income (Loss) Brookfield Asset Management Inc.	Accumulated Other Comprehensive Income (Loss) Class A exchangeable and Class B shareholders	Accumulated Other Comprehensive Income (Loss) Class C shareholders	Non-controlling interests
Beginning balance at Dec. 31, 2020		$ 83		$ 83	$ 0	$ 0	$ 78	$ 0	$ 0	$ 1	$ 0	$ 0	$ 4	$ 0	$ 0	$ 0
Changes in period:
Net income		5		5						5
Other comprehensive income (loss)		1		1									1
Comprehensive (loss) income		6		6						5			1
Equity issuances / Reorganization		1,173	$ 539	(78)		712	(78)	539	712
Common control transaction adjustments		(10)		(11)		1				(6)		1	(5)
Total change in period		1,169		(83)	539	713	(78)	539	712	(1)		1	(4)
Ending balance at Jun. 30, 2021		1,252		$ 0	539	713	$ 0	539	712	$ 0	0	1	$ 0	0	0	0
Beginning balance at Dec. 31, 2021		1,435			539	896		536	963		3	(51)		0	(16)	0
Changes in period:
Net income		129			3	128					3	128				(2)
Other comprehensive income (loss)		(714)				(713)									(713)	(1)
Comprehensive (loss) income		(585)			3	(585)					3	128			(713)	(3)
Equity issuances / Reorganization		461				450			450							11
Return of capital	[1]	(3)			(3)			(3)
Total change in period		(127)			0	(135)		(3)	450		3	128			(713)	8
Ending balance at Jun. 30, 2022		$ 1,308			$ 539	$ 761		$ 533	$ 1,413		$ 6	$ 77		$ 0	$ (729)	$ 8

[1]	The Company distributed $0.14 in the form of a return of capital per each Class A exchangeable and Class B share in each of the first and the second quarters of 2022.